SEGMENT REPORTING	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 3 － SEGMENT REPORTING

In accordance with ASU No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the chief operating decision maker (“CODM”). The Company’s CODM is the Chief Executive Officer, who is responsible for reviewing performance and making decisions regarding resource allocation.

For the six months ended March 31, 2025 and 2026, the Company operates one single business segment, in accordance with ASC Topic 280.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

Additional details about each of its corporate income and expenses of the reportable segment were set forth below:

	Six months ended March 31,
	2025	2026	2026
	HKD	HKD	USD

Revenue from external customers	$44,113,766	$34,108,979	$4,350,635
Revenue from related parties	762,756	652,405	83,215
Total revenues, net	44,876,522	34,761,384	4,433,850
Cost of revenue	(33,248,621)	(33,248,254)	(4,240,849)
Gross profit	11,627,901	1,513,130	193,001
Sales and distribution expenses	(58,754)	(2,664,400)	(339,847)
Share-based compensation	-	(65,915,850)	(8,407,634)
Personnel and benefit costs	(3,405,500)	(3,884,124)	(495,424)
Depreciation and amortization	(1,766,896)	(1,709,224)	(218,013)
Legal and professional fee	(719,213)	(2,173,633)	(277,249)
Allowance for expected credit losses	(4,290)	-	-
Allowance for obsolete inventories	(51,579)	(51,579)	(6,579)
General and administrative expenses	(1,281,392)	(2,035,107)	(259,580)
Total operating expenses	(7,287,624)	(78,433,917)	(10,004,326)
Income (loss) from operations	4,340,277	(76,920,787)	(9,811,325)

Other income (expense):
Interest income	766	435,970	55,608
Interest expense	(157,753)	(119,483)	(15,240)
Gain on lease modification	-	218,223	27,835
Total other (expenses) incomes, net	(156,987)	534,710	68,203

Income (loss) before income taxes	4,183,290	(76,386,077)	(9,743,122)

Income tax expense	(671,009)	-	-

SEGMENT PROFIT (LOSS)	$3,512,281	$(76,386,077)	$(9,743,122)

Based on the management’s assessment, the Company determined that it has one reportable operating segment, as defined by ASC Topic 280. For the six months ended March 31, 2025 and 2026, the Company’s revenues are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six months ended March 31,
By geographic region	2025	2026	2026
	HKD	HKD	USD

Western Europe	$10,201,197	$23,328,803	$2,975,613
North America	18,244,158	10,467,454	1,335,134
Middle East	1,821	370,099	47,207
East Asia	16,429,346	595,028	75,896
Total	$44,876,522	$34,761,384	$4,433,850

Substantially, all of the Company’s revenues and assets are locally generated in Hong Kong.